INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Cost:	$ 110,875	$ 115,881
Accumulated amortization:	(24,559)	(16,985)
Impairment :	(83,002)	(26,965)
Intangible assets, net	3,314	71,931
Impairment of intangible assets	(56,094)	(56)	$ 0
Computer software
INTANGIBLE ASSETS, NET
Cost:	3,538	3,988
Accumulated amortization:	(2,953)	(3,317)
Impairment :	(524)	(581)
License agreement
INTANGIBLE ASSETS, NET
Cost:	22,252	22,252
Accumulated amortization:	(5,470)	(5,470)
Impairment :	(16,782)	(16,782)
Internet domain name
INTANGIBLE ASSETS, NET
Cost:	150	150
Accumulated amortization:	(25)	(10)
Brand name
INTANGIBLE ASSETS, NET
Cost:	71,292	71,292
Accumulated amortization:	(13,135)	(7,279)
Impairment :	(58,157)	(9,602)
Strategic contract
INTANGIBLE ASSETS, NET
Cost:	10,010	18,199
Accumulated amortization:	(2,471)	$ (909)
Impairment :	(7,539)
Unpatented technology
INTANGIBLE ASSETS, NET
Cost:	3,633
Accumulated amortization:	$ (505)